Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Amounts due to Related Parties

As of December 31, 2020 and June 30, 2021, amounts due to related parties consisted of the following:

	December 31, 2020	June 30, 2021

Mr.Wang jian (1)	230	-
TKK Symphony Sponsor 1	500	-
	$730	$-

(1)	Legal representative, Director, and General Manager of Glary Prosperity

The balances of $730 and $0 as of December 31, 2020 and June 30, 2021, respectively, were borrowed from related parties for the Company’s working capital needs. The balances are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Convertible promissory note – related party

On February 14, 2020, GS Holdings entered into an amended and restated promissory note with the Sponsor (the “Amended Sponsor Note”) to extend the maturity date from the closing of the Business Combination to a date that is one year from the closing of the Business Combination. In addition, under the Amended Sponsor Note, TKK granted the Sponsor the right to convert the current outstanding balance of $1,400 under the Amended Sponsor Note to GS Holdings’ ordinary shares at the conversion price equal to the volume-weighted average price of GS Holdings’ ordinary shares on Nasdaq or such other securities exchange or securities market on which GS Holdings’ ordinary shares are then listed or quoted, for the ten trading days prior to such conversion date; provided, however, the conversion price shall not be less than $5.00. On February 14, 2021, which is the maturity date of the Amended Sponsor Note, the Amended Sponsor Note automatically converted into 280,000 of GS Holdings’ ordinary shares at a conversion price of $5.00 per share.